Certain risks and concentration (Tables)	12 Months Ended
Dec. 31, 2022
Certain risks and concentration
Schedule of consolidated financial information of the Group's VIEs and VIE's subsidiaries excluding the inter company items with the Group's subsidiaries included in the accompanying consolidated financial statements

	December 31,
	2021	2022
	US$	US$
Assets
Current assets
Cash and cash equivalents	433,405	247,497
Restricted cash and cash equivalents	7,364	6,239
Short-term deposits	308,986	362,310
Short-term investments	288,944	36,108
Accounts receivable, net	5,880	5,830
Amounts due from Group companies	263,373	476,689
Amounts due from related parties	9,684	1,114
Prepayments and other current assets	101,173	77,838
Total current assets	1,418,809	1,213,625

Non-current assets
Investments	235,277	355,261
Property and equipment, net	171,831	221,614
Land use rights, net	370,052	330,005
Intangible assets, net	58,893	49,016
Right of use asset, net	4,911	3,887
Other non-current assets	1,055	7,377
Total non-current assets	842,019	967,160

Total assets	2,260,828	2,180,785

Liabilities
Current liabilities
Accounts payable	14,200	29,586
Deferred revenue	13,873	14,328
Advances from customers	1,242	230
Income taxes payable	25,606	25,354
Accrued liabilities and other current liabilities	114,325	85,302
Amounts due to Group companies	131,887	67,698
Amounts due to related parties	1,024	128
Lease liabilities due within one year	3,077	2,232
Short-term loans	—	15,014
Total current liabilities	305,234	239,872

Non-current liabilities
Lease liabilities	2,096	1,723
Deferred revenue	3,849	5,752
Deferred tax liabilities	9,105	12,253
Other non-current liabilities	7,372	436
Total non-current liabilities	22,422	20,164

Total liabilities	327,656	260,036

4.    Certain risks and concentration (continued)

(a)   PRC regulations (continued)

	For the year ended December 31,
	2020	2021	2022
	US$	US$	US$

Net revenues from Group companies	79,609	109,618	54,587
Net revenues from third parties	396,343	447,471	478,656
Total cost and operating expenses	(1,030,300)	(701,686)	(547,931)
Other items of the consolidated statements of comprehensive income	23,244	22,305	52,054
Net (loss) income from continuing operations	(531,104)	(122,292)	37,366

	For the year ended December 31,
	2020	2021	2022
	US$	US$	US$

Net cash (used in) provided by operating activities with Group companies	(344,858)	77,319	(47,155)
Net cash (used in) provided by operating activities with third parities	(73,830)	153,715	95,059
Net cash (used in) provided by operating activities	(418,688)	231,034	47,904

Net cash used in investing activities with Group companies	(104,111)	(35,559)	(194,107)
Net cash (used in) provided by investing activities with third parities	(47,787)	170,112	(42,399)
Net cash (used in) provided by investing activities	(151,898)	134,553	(236,506)

Net cash provided by financing activities with Group companies	25,219	5,378	32,753
Net cash provided by (used in) financing activities with third parities	21,690	(97,198)	754
Net cash provided by (used in) financing activities	46,909	(91,820)	33,507